Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 693,927	$ 798,175	$ 778,900
Operating expenses
Cost of equipment sales	164,543	233,781	197,685
Sales and marketing	83,142	100,623	103,348
General and administrative	121,692	126,610	121,410
Depreciation, amortization and accretion	109,845	111,889	106,909
(Gain) loss on disposal of assets and sale-leaseback transaction	(11,169)	1,346	682
Total operating expenses	665,269	776,590	744,716
Operating income	28,658	21,585	34,184
Other (expenses) income
Interest expense	(45,988)	(45,913)	(59,754)
Change in fair value of warrant liability	1	6,361	9,053
Debt modification and extinguishment costs		(4,192)	(6,689)
Other, net	555	(4,682)	1,329
Total other expenses, net	(45,432)	(48,426)	(56,061)
Loss before income taxes	(16,774)	(26,841)	(21,877)
Income tax benefit (expense)	40,796	(4,889)	(8,181)
Net income (loss)	24,022	(31,730)	(30,058)
Less: Net (income) loss attributable to noncontrolling interests and prior controlling interest	(21,144)	11,525	14,721
Net income (loss) attributable to Trilogy International Partners Inc.	2,878	(20,205)	(15,337)
Comprehensive income (loss)
Net income (loss)	24,022	(31,730)	(30,058)
Other comprehensive income (loss):
Foreign currency translation adjustments	1,954	(6,335)	3,198
Net gain (loss) on derivatives and short-term investments	1	(3)	106
Other comprehensive income (loss)	1,955	(6,338)	3,304
Comprehensive income (loss)	25,977	(38,068)	(26,754)
Comprehensive (income) loss attributable to noncontrolling interests and prior controlling interest	(22,112)	14,957	9,928
Comprehensive income (loss) attributable to Trilogy International Partners Inc.	$ 3,865	$ (23,111)	$ (16,826)
Net income (loss) attributable to Trilogy International Partners Inc. per share:
Basic (see Note 13 - Earnings per Share)	$ 0.05	$ (0.38)	$ (0.34)	[1]
Diluted (see Note 13 - Earnings per Share)	$ 0.05	$ (0.39)	$ (0.41)	[1]
Weighted average common shares:
Basic	56,629,405	53,678,914	44,692,369
Diluted	56,787,345	82,193,501	81,750,658
Wireless Service
Revenues
Total revenues	$ 457,192	$ 500,327	$ 526,199
Wireline Service
Revenues
Total revenues	69,317	61,804	57,131
Equipment Sales
Revenues
Total revenues	157,506	221,610	178,836
Non-subscriber ILD and other Revenues
Revenues
Total revenues	9,912	14,434	16,734
Service
Operating expenses
Cost of service, exclusive of depreciation, amortization and accretion shown separately	$ 197,216	$ 202,341	$ 214,682

[1]	For the period from February 7, 2017 through December 31, 2017